Warrants (Details 3) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Acquisition of Engine	$ 11,278,691	$ 0
Reclass equity warrants to warrant liability	1,925,238
Equity Measured Warrant Member
Statement [Line Items]
Balance at December 31, 2022 and 2021	1,925,238	2,287,484
Private placements		140,677
Warrants issued for credit facility		96,359
Warrants expired		(599,282)
Acquisition of Engine	20,000
Reclass equity warrants to warrant liability	(1,925,238)
Balance, June 30, 2023	$ 20,000	$ 1,925,238